Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating - 2022	$ 1,038
Short-term - 2022	2
Finance - 2022	61
Total lease payments - 2022	1,101
Operating - 2023	972
Short-term - 2023	1
Finance - 2023	0
Total lease payments - 2023	973
Operating - 2024	657
Short-term - 2024	0
Total lease payments - 2024	657
Operating - 2025	592
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	592
Operating - 2026 and beyond	1,016
Short-term - 2026 and beyond	0
Finance - 2026 and beyond	0
Total lease payments - 2026 and beyond	1,016
Operating - Total future minimum operating lease payments	4,275
Short-term - Total future minimum short-term lease payments	3
Finance - Total future minimum finance lease payments		$ 61
Total Lease Payments - Total future minimum lease payments	4,339
Operating - Less effects of discounts	(447)
Short-term - Less effects of discounting	0
Finance - Less effects of discounting	(6)
Total Lease Payments - Less effects of discounting	(453)
Operating - Less effects of practical expedient	0
Short-term - Less effects of practical expedient	(3)
Finance - Less effects of practical expedient	0
Total Lease Payments - Less effects of practical expedient	(3)
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized	55
Total Lease Payments - Lease liabilities recognized	3,883
Other Liabilities [Member]
Operating - Lease liabilities recognized	$ 3,828